Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
ZACC
Business Combinations
Schedule of estimated fair values of the assets acquired and liabilities assumed

Thousands of Yen
Fair value of assets/liabilities
Cash	¥81,802
Accounts receivable-other	49,573
Inventories	5,408
Prepaid expenses and other current assets	2,234
Property and equipment	39,232
Other intangible assets	240,000
Right-of-use asset-operating lease	202,196
Other assets	68,497
Total assets acquired	688,942
Accounts payable	(6,041)
Accrued expenses and other current liabilities	(42,168)
Mandatorily redeemable noncontrolling interests in ZACC	(148,000)
Lease liability	(201,076)
Borrowings	(249,263)
Asset retirement obligation	(14,147)
Deferred tax liability	(73,488)
Total liabilities assumed	(734,183)
Net liabilities assumed	(45,241)
Fair value of the consideration transferred	122,000
Goodwill	¥167,241

Rehabilitation Business
Business Combinations
Schedule of estimated fair values of the assets acquired and liabilities assumed

Thousands of Yen
Fair value of assets/liabilities
Accounts Receivable	¥10,921
Other Current Assets	1,780
Property and Equipment	28,089
Intangible Assets	14,064
Right-of-use Assets	34,453
Lease and Guarantee Deposits	7,626
Total assets acquired	96,933
Accrued expenses and other current liabilities	55,005
Asset Retirement Obligations	3,991
Lease liability	34,453
Deferred tax liability	4,460
Total liabilities assumed	97,909
Net liabilities assumed	976
Fair value of the consideration transferred	21,348
Goodwill	¥22,324